Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings
Borrowings
16.	Borrowings

The Group’s short term borrowings represent the borrowings which were payable within one year or on demand.

During 2018, the Group entered into revolving line of credit agreements with some commercial banks located in China. As of December 31, 2018, the total revolving line of credit was
RMB512.3 million (2017: RMB1.98 billion) and available within one year from the respective agreement date. There are no commitment fees associated with the unused portion of the line of credit. The major revolving line of credit is guaranteed by the Company or other entities within the Group.

The weighted average interest rate on borrowings outstanding as of December 31, 2017 and 2018 was approximately 6.4% and 6.5%, respectively.

As of December 31, 2018, the borrowings will be due according to the following schedule:

	Within 1 year	Between 1 to 2 years	Between 2 to 3 years	Between 3 to 4 years	Between 4 to 5 years
	RMB	RMB	RMB	RMB	RMB

Principal amounts	12,297,621	4,311,731	442,393	-	-